Accrued Expenses And Other Current Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Expenses And Other Current Liabilities [Abstract]
Accrued Expenses And Other Current Liabilities
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31
	2010	2011
Accrued salary and welfare expenses	3,712	3,729
Accrued professional fees	1,185	1,481
Payables to intellectual property suppliers	327	298
Payables to other suppliers	1,273	1,672
Payables to employees	70	87
Other accrued expenses	1,046	1,066

	7,613	8,333